Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property and Equipment [Abstract]
Furniture and equipment	$ 126	$ 119
Less: Accumulated depreciation	(77)	(39)	$ (6)
Net fixed assets	$ 49	$ 80	$ 74